Consolidated Reinsurance	12 Months Ended
Dec. 31, 2014
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Consolidated Reinsurance
MetLife, Inc.
Schedule IV
Consolidated Reinsurance
December 31, 2014, 2013 and 2012
(In millions)

	Gross Amount	Ceded	Assumed	Net Amount	% Amount Assumed to Net
2014
Life insurance in-force	$4,572,115	$719,154	$649,032	$4,501,993	14.4%
Insurance premium
Life insurance (1)	$23,575	$2,034	$1,224	$22,765	5.4%
Accident & health insurance	13,015	340	239	12,914	1.9%
Property and casualty insurance	3,459	80	9	3,388	0.3%
Total insurance premium	$40,049	$2,454	$1,472	$39,067	3.8%
2013
Life insurance in-force	$4,517,797	$763,754	$607,591	$4,361,634	13.9%
Insurance premium
Life insurance (1)	$22,206	$1,862	$1,269	$21,613	5.9%
Accident & health insurance	12,957	333	196	12,820	1.5%
Property and casualty insurance	3,313	79	7	3,241	0.2%
Total insurance premium	$38,476	$2,274	$1,472	$37,674	3.9%
2012
Life insurance in-force	$4,432,178	$761,993	$594,062	$4,264,247	13.9%
Insurance premium
Life insurance (1)	$22,006	$1,550	$1,268	$21,724	5.8%
Accident & health insurance	13,567	605	211	13,173	1.6%
Property and casualty insurance	3,146	77	9	3,078	0.3%
Total insurance premium	$38,719	$2,232	$1,488	$37,975	3.9%
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(1)	Includes annuities.